Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding
The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2021 and 2022. The fair values of derivatives are presented on a gross basis; derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2021	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,174,835	—	4,639	—	4,476
Foreign exchange contracts	182,809	—	3,328	—	3,246
Equity-related contracts	7,865	—	531	—	384
Credit-related contracts	10,431	—	94	—	113
Other contracts	413	—	33	—	33

Total	1,376,353	—	8,625	—	8,252

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2022	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,395,950	—	4,624	—	4,716
Foreign exchange contracts	217,462	—	4,436	—	4,472
Equity-related contracts	9,887	—	426	—	345
Credit-related contracts	11,857	—	118	—	121
Other contracts	681	—	119	—	116

Total	1,635,837	—	9,723	—	9,770

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2021 and 2022:

	2021		2022
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)
Credit protection written:
Investment grade	3,687	71	3,045	38
Non-investment grade	872	17	2,122	54

Total	4,559	88	5,167	92

Credit protection purchased	5,872	(107)	6,690	(95)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2021 and 2022:

	Maximum payout/Notional amount
	2021	2022

	(in billions of yen)
One year or less	249	245
After one year through five years	4,184	4,785
After five years	126	137

Total	4,559	5,167

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2020, 2021 and 2022:

	Gains (losses) recorded in income
	2020	2021	2022

	(in millions of yen)
Interest rate contracts	388,289	(27,893)	(130,312)
Foreign exchange contracts	(111,920)	115,181	145,979
Equity-related contracts	217,744	(209,488)	728,226
Credit-related contracts (Note)	8,046	(58,602)	(13,877)
Other contracts	(21,143)	23,680	7,762

Total	481,016	(157,122)	737,778

Note:
Amounts include the net gains (losses) of
¥2,838
 million,
¥(2,956)
million and
¥(605)

million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2020, 2021 and 2022, respectively.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2021 and 2022:

	2021	2022

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	780	1,149
Collateral provided to counterparties in the normal course of business	584	1,164
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	196	—

Net Investment Hedging | Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2020, 2021 and 2022:

	Gains (losses) recorded in other comprehensive income (“OCI”)
	2020	2021	2022

	(in millions of yen)
Financial instruments hedging foreign exchange risk	418	1,483	(1,267)

Total	418	1,483	(1,267)

Note:
No amount related to the net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the fiscal year ended March 31, 2022. Related to the net investment hedges, (losses) of ¥(1,336) million, ¥(1,074)
million were reclassified from Accumulated other comprehensive income to earnings for the fiscal years ended March 31, 2020, 2021, respectively.